Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Other accounts payable and accrued expenses:
DBSI (see note 5e)	$ (53)	$ (53)
Taldor [Member]
Trade receivables
Trade receivables	21		$ 23
Trade payables:
Trade payables	(20)		(21)
Shagrir [Member]
Trade payables:
Trade payables	$ (209)		$ (193)